Fair Value Measurements - Valuation assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reasonable estimated probability of the completed business combination (as a percent)		60
Sunlight
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reasonable estimated probability of the completed business combination (as a percent)	95.0
Discount Rate | Sunlight | Contract derivative 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	9.2	8.1
Expected prepayment rate | Sunlight | Contract derivative 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	75.0
Cost of equity | Sunlight
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	22.5	22.5
Volatility | Sunlight
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	46.0	46.0
Tax rate | Sunlight
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	26.0	26.0
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation		3.0	5.0
Term | Sunlight
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	3.0	3.0
Term | Sunlight | Contract derivative 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	0.2	0.3
Lack of marketability | Sunlight | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Compensation Unit and Warrant Valuation	20.0
Lack of marketability | Sunlight | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Compensation Unit and Warrant Valuation	30.0